Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2016	[1]	Sep. 30, 2016	[2]	Jun. 30, 2016	[3]	Mar. 31, 2016	[4]	Dec. 31, 2015	[5]	Sep. 30, 2015	[6]	Jun. 30, 2015	[7]	Mar. 31, 2015	[8]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income (loss) attributable to McDermott International, Inc.	$ (476)		$ 16,108		$ 20,657		$ (2,172)		$ (18,668)		$ 3,666		$ 11,526		$ (14,507)		$ 34,117	$ (17,983)	$ (75,994)
Weighted average common stock (basic)																	240,359,363	238,240,763	237,229,086
Effect of dilutive securities:
Tangible equity units																	40,824,938
Stock options, restricted stock and restricted stock units																	2,999,938	40,900,000	30,700,000
Potential dilutive common stock																	284,184,239	238,240,763	237,229,086
Net income (loss) attributable to McDermott International, Inc.
Basic:	$ 0.00	[9]	$ 0.07	[9]	$ 0.09	[9]	$ (0.01)	[9]	$ (0.08)	[9]	$ 0.02	[9]	$ 0.05	[9]	$ (0.06)	[9]	$ 0.14	$ (0.08)	$ (0.32)
Diluted:	$ 0.00	[9]	$ 0.06	[9]	$ 0.07	[9]	$ (0.01)	[9]	$ (0.08)	[9]	$ 0.01	[9]	$ 0.04	[9]	$ (0.06)	[9]	$ 0.12	$ (0.08)	$ (0.32)

[1]	Net loss for the quarter ended December 31, 2016 was primarily due to increase in our estimated costs at completion on our Ichthys project in Australia and an impairment charge on the Intermac 600. Those were partially offset by productivity improvements and associated cost savings, primarily in our MEA segment.
[2]	Net income for the quarter ended September 30, 2016 was influenced by productivity improvements and associated cost savings, primarily in the MEA and ASA segments, partially offset by impairment losses on certain marine assets.
[3]	Net income for the quarter ended June 30, 2016 was influenced by productivity improvements and associated cost savings in the MEA and ASA segments.
[4]	Net loss for the quarter ended March 31, 2016 was influenced by successful execution and close-out improvements in the AEA segment and productivity improvements and associated cost savings, primarily in the ASA segment, partially offset by impairment losses on the Agile vessel.
[5]	Net loss for the quarter ended December 31, 2015 was influenced by improved productivity in our MEA segment offset by a $26 million fourth quarter non-cash MTM actuarial loss on our pension benefit plans.
[6]	Net income for the quarter ended September 30, 2015 was influenced by improved productivity in our MEA segment.
[7]	Net income for the quarter ended June 30, 2015 was influenced by improved productivity and increased activity in the ASA and MEA segments partially offset by an increase in restructuring expense.
[8]	Net loss for the quarter ended March 31, 2015 benefited from positive changes in estimate primarily related to cost savings.
[9]	May not tie to the Consolidated Statements of Operations due to rounding.